SCHEDULE OF SUBSIDIARY UNDERTAKINGS (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Disclosure of subsidiaries [line items]
Net carrying value		$ 11,018	$ 11,018
GeneType Pty. Ltd. [Member]
Disclosure of subsidiaries [line items]
Incorporation details		September 5, 1990 Victoria, Australia	September 5, 1990 Victoria, Australia
Company interest (%)		100.00%	100.00%
Net carrying value
Genetic Technologies Corporation Pty. Ltd. [Member]
Disclosure of subsidiaries [line items]
Incorporation details		October 11, 1996	October 11, 1996
Company interest (%)		100.00%	100.00%
Net carrying value		$ 2	$ 2
Gene Ventures Pty. Ltd. [Member]
Disclosure of subsidiaries [line items]
Incorporation details	[1]	March 7, 2001	March 7, 2001
Company interest (%)	[1]	100.00%	100.00%
Net carrying value		$ 10	$ 10
GeneType Corporation [Member]
Disclosure of subsidiaries [line items]
Incorporation details		December 18, 1989 California, U.S.A.	December 18, 1989 California, U.S.A.
Company interest (%)		100.00%	100.00%
Net carrying value
Phenogen Sciences Inc. [Member]
Disclosure of subsidiaries [line items]
Incorporation details		June 28, 2010	June 28, 2010
Company interest (%)		100.00%	100.00%
Net carrying value		$ 11,006	$ 11,006
Hainan Aocheng Genetic Technologies Co Ltd [Member]
Disclosure of subsidiaries [line items]
Incorporation details		Hong Kong, China	Hong Kong, China
Company interest (%)		100.00%	100.00%
Net carrying value
Genetic Technologies HK Ltd [Member]
Disclosure of subsidiaries [line items]
Incorporation details		March 18, 2019	March 18, 2019
Company interest (%)		100.00%	100.00%
Net carrying value

[1]	On 26 April 2018, the name of RareCellect Pty Ltd (ACN 096 135 9847) was changed to Gene Ventures Pty Ltd (ACN 096 135 947)